Share Capital and Share Premium - Summary of Share Capital and Share Premium (Detail) - GBP (£) £ in Thousands, shares in Thousands	Jun. 30, 2018	Dec. 31, 2017
Disclosure of classes of share capital [abstract]
Share capital	£ 1,272	£ 1,272
Share premium	79,236	79,236
Share capital and share premium	£ 80,508	£ 80,508
Ordinary shares of £0.04 each	31,811	31,811